UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-1435

AMCAP Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: November 30, 2005

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Eric A.S. Richards, Esq.
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[Logo - American Funds ®]

AMCAP Fund
Investment portfolio

November 30, 2005
unaudited

		Market value
Common stocks — 82.11%	Shares	(000)

CONSUMER DISCRETIONARY — 20.84%
Lowe's Companies, Inc.	8,400,000	$566,832
Target Corp.	7,950,000	425,404
Best Buy Co., Inc.	8,250,000	397,980
Johnson Controls, Inc.	3,090,000	214,600
Harley-Davidson Motor Co.	3,341,900	179,995
Carnival Corp., units	3,025,200	164,843
Ross Stores, Inc.	5,775,000	158,812
Time Warner Inc.	8,647,500	155,482
Outback Steakhouse, Inc.[1]	3,750,000	151,050
Michaels Stores, Inc.	4,010,000	149,974
Liberty Media Corp., Class A2	18,300,000	140,544
Williams-Sonoma, Inc.[2]	3,205,200	139,074
Brinker International, Inc.	3,125,000	124,000
Starbucks Corp.[2]	4,040,000	123,018
Kohl's Corp.[2]	2,625,000	120,750
YUM! Brands, Inc.	2,400,000	117,096
Garmin Ltd.	1,998,600	110,123
Amazon.com, Inc.[2]	2,100,000	101,766
IAC/InterActiveCorp[2]	3,635,000	100,362
Gentex Corp.	5,130,000	96,598
Expedia, Inc.[2]	3,635,000	90,112
Dollar General Corp.	4,250,000	80,367
Fossil, Inc.[1,2]	3,989,100	79,543
Clear Channel Communications, Inc.	2,362,500	76,923
Walt Disney Co.	3,000,000	74,790
Sonic Corp.[2]	2,450,000	72,496
Comcast Corp., Class A, special nonvoting stock[2]	2,500,000	65,100
eBay Inc.[2]	1,400,000	62,734
CarMax, Inc.[2]	2,000,000	54,840
Discovery Holding Co.[2]	3,245,000	50,654
Panera Bread Co., Class A2	500,000	34,000
P.F. Chang's China Bistro, Inc.[2]	600,000	30,870
Applebee's International, Inc.	1,100,000	25,212
International Game Technology	850,000	24,948
Education Management Corp.[2]	700,000	23,625
Gap, Inc.	850,000	14,773
Interpublic Group of Companies, Inc.[2]	1,191,200	11,102
Getty Images, Inc.[2]	38,600	3,524
		4,613,916

INFORMATION TECHNOLOGY — 16.24%
Google Inc., Class A2	980,000	$396,890
Microsoft Corp.	12,720,000	352,471
First Data Corp.	7,569,825	327,546
Oracle Corp.[2]	22,800,000	286,596
Cisco Systems, Inc.[2]	12,857,100	225,514
Automatic Data Processing, Inc.	3,500,000	164,500
Affiliated Computer Services, Inc., Class A2	2,578,700	143,840
Lexmark International, Inc., Class A2	3,011,000	143,384
Texas Instruments Inc.	4,350,000	141,288
Analog Devices, Inc.	3,250,000	123,240
Adobe Systems Inc.	3,700,000	120,657
Intuit Inc.[2]	2,154,300	115,406
Intersil Corp., Class A	3,400,000	87,210
Microchip Technology Inc.	2,500,000	83,400
Yahoo! Inc.[2]	1,811,200	72,865
Paychex, Inc.	1,600,000	67,856
Xilinx, Inc.	2,500,000	66,100
Linear Technology Corp.	1,700,000	63,427
National Instruments Corp.	2,343,750	60,492
NAVTEQ Corp.[2]	1,349,700	56,687
Altera Corp.[2]	2,850,000	52,041
Symbol Technologies, Inc.	4,552,730	52,038
Applied Materials, Inc.	2,700,000	48,897
Solectron Corp.[2]	13,140,000	47,173
EMC Corp.[2]	3,150,000	43,879
Power Integrations, Inc.[1,2]	1,850,000	40,348
Maxim Integrated Products, Inc.	1,000,000	36,550
Jabil Circuit, Inc.[2]	1,087,000	36,001
KLA-Tencor Corp.	700,000	35,833
Cadence Design Systems, Inc.[2]	1,685,800	28,895
Rogers Corp.[2]	750,000	28,725
Sanmina-SCI Corp.[2]	6,000,000	24,840
Sabre Holdings Corp., Class A	888,800	20,327
		3,594,916

HEALTH CARE — 15.73%
WellPoint, Inc.[2]	5,723,800	439,760
Express Scripts, Inc.[2]	3,300,000	278,718
Medtronic, Inc.	4,740,000	263,402
Medco Health Solutions, Inc.[2]	4,735,000	254,033
Guidant Corp.	3,100,000	191,208
Biogen Idec Inc.[2]	4,195,000	179,588
Forest Laboratories, Inc.[2]	4,440,000	173,471
Celgene Corp.[2]	2,300,000	140,116
AmerisourceBergen Corp.	1,710,000	137,398
Lincare Holdings Inc.[2]	2,800,000	120,204
Caremark Rx, Inc.[2]	2,300,000	118,197
St. Jude Medical, Inc.[2]	2,424,200	115,804
Medicis Pharmaceutical Corp., Class A1	3,625,000	115,674
Cephalon, Inc.[2]	2,000,000	101,700
IDEXX Laboratories, Inc.[2]	1,340,000	95,877
Genentech, Inc.[2]	1,000,000	95,620
Bristol-Myers Squibb Co.	4,225,000	91,218
Amgen Inc.[2]	1,124,200	90,981
Becton, Dickinson and Co.	1,200,000	69,876
HCA Inc.	1,250,000	63,737
McKesson Corp.	1,100,000	55,330
Abbott Laboratories	1,400,000	52,794
Kinetic Concepts, Inc.[2]	1,245,000	48,493
Eli Lilly and Co.	900,000	45,450
Barr Pharmaceuticals, Inc.[2]	700,000	40,145
Johnson & Johnson	500,000	30,875
Sanofi-Aventis	350,000	28,298
PacifiCare Health Systems, Inc., Class A2	250,000	21,510
Henry Schein, Inc.[2]	500,000	21,325
Schering-Plough Corp.	139,100	2,687
		3,483,489

FINANCIALS — 8.67%
American International Group, Inc.	6,165,000	413,918
Fannie Mae	8,162,200	392,194
Capital One Financial Corp.	4,151,200	344,799
Golden West Financial Corp.	2,939,500	190,450
Freddie Mac	2,550,000	159,248
Wells Fargo & Co.	1,720,000	108,102
M&T Bank Corp.	959,230	103,808
Bank of New York Co., Inc.	1,740,000	56,376
MBNA Corp.	2,000,000	53,540
City National Corp.	510,000	37,245
Fidelity National Financial, Inc.	600,000	22,692
Arthur J. Gallagher & Co.	600,000	18,270
Alabama National BanCorporation	146,700	9,726
Umpqua Holdings Corp.	332,523	8,785
		1,919,153

ENERGY — 5.84%
Schlumberger Ltd.	2,840,000	271,873
Devon Energy Corp.	3,520,000	211,904
Smith International, Inc.	5,430,000	205,200
Apache Corp.	2,150,000	140,352
FMC Technologies, Inc.[2]	2,735,000	112,381
Newfield Exploration Co.[2]	2,365,000	109,405
Noble Corp.	1,200,000	86,484
Baker Hughes Inc.	1,300,000	74,555
EOG Resources, Inc.	962,900	69,088
Denbury Resources Inc.[2]	545,500	12,350
		1,293,592

INDUSTRIALS — 5.81%
Robert Half International Inc.	6,800,000	260,168
United Parcel Service, Inc., Class B	2,850,000	222,015
General Dynamics Corp.	1,670,000	190,881
Precision Castparts Corp.	3,640,000	185,604
General Electric Co.	4,000,000	142,880
Avery Dennison Corp.	1,744,200	102,541
FedEx Corp.	790,000	77,120
Southwest Airlines Co.	3,685,000	60,802
Jacobs Engineering Group Inc.[2]	700,200	45,492
		1,287,503

CONSUMER STAPLES — 4.99%
Altria Group, Inc.	2,500,000	$181,975
PepsiCo, Inc.	2,865,000	169,608
Avon Products, Inc.	4,820,000	131,827
Bunge Ltd.	1,899,000	101,596
Dean Foods Co.[2]	2,300,000	87,837
Costco Wholesale Corp.	1,600,000	79,968
Walgreen Co.	1,600,000	73,088
L'Oréal SA	950,000	68,636
Church & Dwight Co., Inc.	1,981,900	65,839
Anheuser-Busch Companies, Inc.	1,187,800	51,954
Wal-Mart Stores, Inc.	1,000,000	48,560
Constellation Brands, Inc., Class A2	1,830,000	43,225
		1,104,113

TELECOMMUNICATION SERVICES — 1.84%
Sprint Nextel Corp.	8,235,008	206,205
Telephone and Data Systems, Inc.	1,575,000	57,566
Telephone and Data Systems, Inc., Special Common Shares	1,575,000	55,204
CenturyTel, Inc.	2,690,000	89,039
		408,014

MATERIALS — 0.57%
International Flavors & Fragrances Inc.	2,000,000	65,080
Sealed Air Corp.[2]	1,200,000	62,052
		127,132

UTILITIES — 0.16%
Duke Energy Corp.	1,299,000	34,891

MISCELLANEOUS — 1.42%
Other common stocks in initial period of acquisition		314,765

Total common stocks (cost: $13,757,250,000)		18,181,484

	Principal amount
Short-term securities — 18.58%	(000)

Federal Home Loan Bank 3.80%-4.16% due 12/9/2005-2/15/2006	$508,296	$505,535
Freddie Mac 3.67%-4.14% due 12/6/2005-1/24/2006	301,800	300,698
CAFCO, LLC 3.75%-4.21% due 12/9/2005-1/27/2006[3]	179,300	178,745
Ciesco LLC 4.175% due 2/6/2006[3]	50,000	49,599
Park Avenue Receivables Co., LLC 4.04%-4.12% due 12/21/2005-1/5/2006[3]	83,200	82,950
Preferred Receivables Funding Corp. 3.94%-4.24% due 12/12/2005-1/24/2006[3]	82,614	82,353
J.P. Morgan Chase & Co. due 4.01%-4.13% 12/14/2005-1/18/2006	50,000	49,826
Pfizer Inc 3.95%-4.175% due 12/5/2005-1/25/2006[3]	211,000	210,345
Wells Fargo Bank, NA CD 3.92%-4.09% due 12/7/2005-1/5/2006	200,000	200,001
Bank of America Corp. 3.76%-4.205% due 12/13/2005-2/9/2006	190,100	189,184
International Lease Finance Corp. 3.86%-4.175% due 12/2/2005-2/9/2006	175,600	174,955
AIG Funding, Inc. 3.95% due 12/8/2005	11,500	11,490

	Principal amount	Market value
Short-term securities — 18.58%	(000)	(000)

Variable Funding Capital Corp. 3.94%-4.13% due 12/16/2005-1/13/2006[3]	$186,000	$185,345
Wal-Mart Stores Inc. 3.84%-4.10% due 12/6/2005-1/31/2006[3]	185,000	184,285
Procter & Gamble Co. 3.76%-4.23% due 12/15/2005-2/23/2006[3]	172,900	171,678
U.S. Treasury Bills 3.415%-3.913% due 12/15/2005-1/19/2006	150,000	149,564
General Electric Capital Corp. 4.09%-4.19% due 1/11-1/27/2006	84,800	84,327
Edison Asset Securitization LLC 4.14% due 1/27/2006[3]	38,465	38,213
General Electric Capital Services, Inc. 4.07% due 1/11/2006	25,800	25,682
Clipper Receivables Co., LLC 4.01%-4.23% due 12/2/2005-1/20/2006[3]	137,100	136,640
PepsiCo Inc. 4.13%-4.21% due 1/13-2/14/2006	135,000	134,011
Tennessee Valley Authority 3.68%-4.05% due 12/1/2005-1/19/2006	100,000	99,706
HSBC Finance Corp. 3.91%-4.14% due 12/19/2005-1/17/2006	100,000	99,622
BellSouth Corp. 4.10%-4.13% due 1/10-1/17/2006[3]	80,000	79,584
NetJets Inc. 3.81%-4.12% due 12/12/2005-1/13/2006[3]	70,000	69,827
IBM Capital Inc. 3.88%-4.05% due 12/16-12/22/2005[3]	56,700	56,580
United Parcel Service Inc. 3.72% due 12/1/2005	50,000	49,995
Colgate-Palmolive Co. 3.96%-4.00% due 12/1-12/28/2005[3]	50,000	49,919
FCAR Owner Trust I 4.16% due 1/9/2006	50,000	49,770
Federal Farm Credit Banks 4.08% due 2/13/2006	50,000	49,574
Gannett Co. 3.87%-4.07% due 12/2/2005-1/6/2006[3]	40,800	40,770
Coca-Cola Co. 4.15% due 1/17/2006[3]	25,000	24,862
Coca-Cola Co. 3.90% due 12/19/2005	14,815	14,784
Kimberly-Clark Worldwide Inc. 4.14% due 1/20/2006[3]	37,500	37,280
Private Export Funding Corp. 4.03% due 1/12/2006[3]	35,000	34,835
Anheuser-Busch Companies, Inc. 3.66% due 12/1/2005[3]	30,000	29,997
Triple-A One Funding Corp. 4.10%-4.28% due 12/21/2005-2/21/2006[3]	27,836	27,636
Harvard University 3.77% due 12/5/2005	25,000	24,986
Medtronic Inc. 4.07% due 12/19/2005[3]	25,000	24,946
American Express Credit Corp. 4.07% due 1/9/2006	25,000	24,886
Estée Lauder Companies Inc. 3.90% due 12/5/2005[3]	20,000	19,989
Hershey Co. 3.99% due 12/14/2005[3]	20,000	19,969
Scripps (E.W.) Co. 4.06% due 12/28/2005[3]	20,000	19,937
Merck & Co. Inc. 4.22% due 1/30/2006[3]	13,500	13,405
DuPont (E.I.) de Nemours & Co. 3.76% due 12/7/2005	4,600	4,597

Total short-term securities (cost: $4,112,900,000)		4,112,882

Total investment securities (cost: $17,870,150,000)		22,294,366
Other assets less liabilities		(152,971)

Net assets		$22,141,395

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
2Security did not produce income during the last 12 months.
3Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $1,869,689,000, which represented 8.44% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended November 30, 2005 appear below.

Company	Beginning shares or principal amount	Purchases	Sales	Ending shares or principal amount	Dividend income (000)	Market value of affiliates at 11/30/05 (000)

Outback Steakhouse, Inc.	3,750,000	—	—	3,750,000	$487,500	$151,050
Medicis Pharmaceutical Corp., Class A	3,625,000	—	—	3,625,000	108,750	115,674
Fossil, Inc.	—	3,989,100	—	3,989,100	—	79,543
Power Integrations, Inc.	1,850,000	—	—	1,850,000	—	40,348

					$596,250	$386,615

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 4,824,938
Gross unrealized depreciation on investment securities	(402,254)
Net unrealized appreciation on investment securities	4,422,684
Cost of investment securities for federal income tax purposes	17,871,682

MFGEFP-902-0106-S4512

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND, INC.

By /s/ Claudia P. Huntington
Claudia P. Huntington, President and PEO

Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, President and PEO

Date: January 27, 2006

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and PFO

Date: January 27, 2006